Credit Risk Mitigation Position	12 Months Ended
Dec. 31, 2020
Risks and Uncertainties [Abstract]
CREDIT RISK MITIGATION POSITION
12.	CREDIT RISK MITIGATION POSITION

	December 31,
	2019	2020
	RMB	RMB

Balance at the beginning of the year	-	928,702,101
Increase during the year	1,288,929,674	1,431,323,388
Decrease during the year	(352,306,712)	(1,136,849,732)
Confiscation during the year	(7,920,861)	(13,446,619)
Balance at the end of the year	928,702,101	1,209,729,138

Under the collaboration model, the Group collaborates with sales partners who are dedicated to introduce the Group’s loan services to prospective borrowers. The sales partners need to place security deposits ranging from 10%-25% of the loans issued to the borrowers introduced by them (such contribution, the “credit risk mitigation position”) to the Group. The credit risk mitigation position will be transferred into an account designated by the Group and is fully refundable upon repayment of the loan the credit risk mitigation position is associated with.